R6 Shares | JPMorgan Diversified Fund
JPMorgan Diversified Fund Class/Ticker: R6/JDVZX
What is the goal of the Fund?
The Fund seeks to provide a high total return from a diversified portfolio of equity and fixed income investments.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	R6 Shares JPMorgan Diversified Fund Class R6
Management Fees	0.48%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.16%
Service Fees	none
Remainder of Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers and/or Expense Reimbursements	(0.14%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.59%	[2]
[1]	Management Fees have been restated to reflect current fees .
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.58% of the average daily net assets of Class R6 Shares (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example	1 Year	3 Years	5 Years	10 Years
R6 Shares | JPMorgan Diversified Fund | CLASS R6 SHARES | USD ($)	60	219	392	893

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
R6 Shares | JPMorgan Diversified Fund | CLASS R6 SHARES | USD ($)	60	219	392	893

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Drawing on a variety of analytical tools, the Fund's adviser allocates the Fund's assets among various types of equity and fixed income investments, based on the following allocation:
  30%–75% U.S. equity securities, including small–, medium– and large-cap securities
  25%–50% U.S. and foreign fixed income securities
  0%–35% foreign equity securities
The Fund invests in separate underlying strategies by investing directly in individual securities or in other J.P. Morgan Funds, across asset classes, including: U.S. equity and developed international equity across market capitalizations, emerging markets equity, domestic and foreign fixed income, high yield fixed income, emerging markets debt, and real estate investment trusts (REITs).

The adviser may periodically increase or decrease the Fund’s actual asset allocation according to the relative attractiveness of each asset class.

Within its equity allocations, the Fund primarily invests in the common stock and convertible securities of U.S. and foreign companies, REITs and J.P. Morgan equity funds. In this context, a J.P. Morgan fund will be considered an equity fund if its prospectus discloses that the fund invests primarily in equity securities, including REITs.

Within its fixed income allocations, the Fund primarily invests in corporate bonds, asset-backed, mortgage-related, and mortgage-backed securities, U.S. and foreign government securities, loan assignments and participations (Loans) and commitments to purchase loan assignments, emerging market debt and J.P. Morgan fixed income funds. In this context, a J.P. Morgan fund will be considered a fixed income fund if its prospectus discloses that the fund invests primarily in fixed income securities.

The Fund may invest in fixed income securities of any credit quality but may only invest up to 20% of its total assets in certain below investment grade securities (also known as high yield securities or junk bonds). This limit on below investment grade securities will include all investments held either directly by the Fund or in J.P. Morgan funds held by the Fund which invest primarily in below investment grade securities (as disclosed in the underlying fund’s prospectus). In addition, the Fund may invest in J.P. Morgan fixed income funds that may invest in fixed income securities of various credit qualities, including at times below investment grade securities, in order to expose the Fund to certain asset classes, such as emerging market debt. The remainder of the fixed income allocation will be invested directly in securities that, at the time of purchase are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser to be of comparable quality. The Fund may invest in fixed income securities of any average weighted maturity or duration.

The Fund may invest up to 30% of its total assets in shares of other J.P. Morgan equity or fixed income funds (collectively, J.P. Morgan Funds) in order to expose the Fund to certain asset classes. These include both mutual funds and exchange-traded funds (ETFs) managed by the adviser or its affiliates. As a main investment strategy, the adviser expects to select only J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard are more attractive for the Fund or that have superior returns.

Although the Fund will generally maintain its assets within the allocation above, the Fund may hold cash or cash equivalents for various purposes including in connection with segregation for derivatives transactions, as collateral for derivatives transactions or for temporary defensive purposes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. With respect to its fixed income allocations, the Fund may use futures contracts to manage and hedge interest rate risk associated with these investments, as well as to lengthen or shorten the duration of this portion of the portfolio. With respect to its equity and fixed income allocations, the Fund may use futures contracts to gain or reduce exposure to all or a portion of the stock or fixed income markets, respectively and for cash management. The Fund may use forward foreign currency exchange contracts to hedge or manage its foreign currency risk, as well as to gain exposure to certain currencies.

The adviser establishes the strategic and tactical allocation for the Fund and makes the day-to-day decisions concerning strategies and overall construction of the Fund. As attractive investments arise across asset classes and strategies, the adviser attempts to capture these opportunities by allocating the Fund’s assets among strategies and asset classes within pre-defined ranges.

Investment decisions within strategies and asset classes are implemented either by the portfolio managers of the Fund’s underlying strategies who select individual securities for the Fund or with the Fund’s purchase of other J.P. Morgan Funds.

The frequency with which the Fund buys and sells underlying investments will vary from year to year, depending on, but not limited to: market conditions, performance of the underlying investments, and changes in the adviser’s investment views.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

The Fund is exposed to the risks summarized below through both its direct investments and its investments in underlying funds.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Markets Risks. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments is has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Large Cap Company Risk. Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Smaller Company Risk. Investments in securities of smaller companies may be riskier, less liquid, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term. These risks are higher for small cap companies.

Investments in J.P. Morgan Funds Risk. To the extent the Fund invests in underlying J.P. Morgan Funds, the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by those underlying funds. Because the adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the adviser’s authority to allocate investments to J.P. Morgan Funds creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the property market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.

The risk of default, as described under “Credit Risk,” for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Credit Risk. Some of the Fund’s investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

High Yield Securities and Loan Risk. Some of the Fund’s investments are in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk. Derivatives, including futures and foreign currency exchange contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge some or all of its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, for both the Fund and underlying funds large purchases of a fund's shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes), a broad-based securities market index, the Diversified Composite Benchmark, a customized benchmark, and the Lipper Mixed-Asset Target Allocation Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The Diversified Composite Benchmark is a composite benchmark of unmanaged indexes that corresponds to the Fund’s model allocation and that consists of MSCI World (60%) and Bloomberg Barclays U.S. Aggregate (40%) indexes. The performance in the table for Class R6 Shares is based on the performance of the Class L Shares (which are not offered in this prospectus) prior to the inception of the Class R6 Shares. The actual returns of the Class R6 Shares would be different than those shown because Class R6 Shares have different expenses than Class L Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS — CLASS R6 SHARES

Best Quarter	2nd quarter, 2009	14.15%
Worst Quarter	3rd quarter, 2011	-12.21%
The Fund’s year-to-date total return through 9/30/19 was 14.34%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
Average Annual Total Returns - R6 Shares - JPMorgan Diversified Fund	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES	(7.83%)	4.16%	9.18%
CLASS R6 SHARES | Return After Taxes on Distributions	(10.34%)	2.30%	7.65%
CLASS R6 SHARES | Return After Taxes on Distributions and Sale of Fund Shares	(3.28%)	2.88%	7.14%
MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	(8.71%)	4.56%	9.67%
DIVERSIFIED COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	(5.07%)	3.90%	7.43%
LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	(6.11%)	4.63%	9.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.